Commitment and Contingencies - Schedule of Supplement Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Right of use assets	$ 4,535	$ 0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Liabilities:
Lease liability, short-term	$ 1,050	0
Lease liability	3,658	$ 0
Total lease liabilities	$ 4,708
Weighted average remaining operating lease term (years)	3 years 3 months 18 days
Weighted average operating lease discount rate	11.41%